T. ROWE PRICE Retirement I 2010 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.6%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  150,300 20,600 32,653 26,792,860 124,319
New Income Fund  142,259 13,692 25,809 15,371,920 124,205
International Bond Fund (USD
Hedged)  51,032 7,833 8,404 5,619,608 44,900
Emerging Markets Bond Fund  34,115 6,770 6,334 3,966,108 33,831
Dynamic Global Bond Fund  40,114 7,358 9,739 3,915,585 33,204
High Yield Fund  31,748 4,358 4,804 5,311,982 30,066
U.S. Treasury Long-Term Index
Fund  27,551 8,374 6,148 3,467,935 28,021
Floating Rate Fund  22,264 2,062 9,810 1,637,941 14,987
Total Bond Mutual Funds (Cost $494,248) 433,533
EQUITY MUTUAL FUNDS 45.5%
T. Rowe Price Funds:
Value Fund  82,687 11,497 24,623 1,673,771 64,323
Growth Stock Fund (2) 63,811 12,507 14,251 910,879 61,093
Equity Index 500 Fund  56,847 17,214 28,283 375,309 39,269
Overseas Stock Fund  33,943 7,466 6,687 2,980,592 34,217
International Value Equity Fund  35,381 4,046 9,847 1,982,635 29,145
International Stock Fund  30,025 3,625 5,608 1,645,367 28,448
Real Assets Fund  17,807 5,936 3,083 1,393,008 19,238
U.S. Large-Cap Core Fund  8,888 13,414 2,622 649,057 19,160
Mid-Cap Value Fund  17,269 2,975 3,278 506,175 15,484
Mid-Cap Growth Fund  15,626 1,802 2,529 161,426 15,261
U.S. Equity Research Fund  12,587 3,795 2,269 367,644 13,871
Emerging Markets Discovery
Stock Fund  12,711 2,462 2,220 999,216 12,450
Small-Cap Stock Fund  10,367 1,985 1,714 193,458 10,731
Emerging Markets Stock Fund  11,842 1,083 1,739 297,691 10,422
Small-Cap Value Fund  11,362 1,191 2,459 189,946 9,854
New Horizons Fund (2) 6,590 789 1,352 129,781 6,598
Total Equity Mutual Funds (Cost $382,261) 389,564
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  99 20,103 20,103 996 101
Total Other Mutual Funds (Cost $99) 101

T. ROWE PRICE Retirement I 2010 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 10,252 57,621 34,314 33,558,908 33,559
Total Short-Term Investments (Cost $33,559) 33,559
Total Investments in Securities 100.0%
(Cost $910,167) $ 856,757
Other Assets Less Liabilities (0.0)% (242)
Net Assets 100.0% $ 856,515
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2010 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 3,769 $ (4,529) $ 961
Emerging Markets Bond Fund  (1,372) (720) 1,557
Emerging Markets Discovery Stock Fund  (369) (503) 453
Emerging Markets Stock Fund  (136) (764) 218
Equity Index 500 Fund  5,016 (6,509) 605
Floating Rate Fund  (558) 471 907
Growth Stock Fund  (2,793) (974) —
High Yield Fund  (469) (1,236) 1,553
International Bond Fund (USD Hedged)  2,650 (5,561) 832
International Stock Fund  (535) 406 457
International Value Equity Fund  (132) (435) 1,185
Limited Duration Inflation Focused Bond Fund  (507) (13,928) 9,136
Mid-Cap Growth Fund  37 362 48
Mid-Cap Value Fund  1,749 (1,482) 242
New Horizons Fund  (88) 571 —
New Income Fund  (3,086) (5,937) 3,268
Overseas Stock Fund  (433) (505) 1,060
Real Assets Fund  12 (1,422) 539
Small-Cap Stock Fund  198 93 85
Small-Cap Value Fund  290 (240) 114
Transition Fund  96 2 15
U.S. Equity Research Fund  (227) (242) 181
U.S. Large-Cap Core Fund  376 (520) 169
U.S. Treasury Long-Term Index Fund  (1,925) (1,756) 669
Value Fund  1,430 (5,238) 1,359
U.S. Treasury Money Fund, 4.61% — — 663
Totals $ 2,993# $ (50,596) $ 26,276+
# Capital gain distributions from underlying Price funds represented $19,533 of the net realized gain (loss).
+ Investment income comprised $26,276 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2010 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2010 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2010 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement I 2010 Fund–I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R410-054Q3 02/23